Business and Business Presentation (Details) - shares	1 Months Ended
	Sep. 05, 2014	Jun. 30, 2018	Feb. 05, 2018	Jan. 03, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 03, 2014
Business and Business Presentation (Textual)
Common stock, shares authorized		500,000,000		230,000,000	500,000,000	230,000,000	230,000,000
Preferred stock, shares authorized							20,000,000
Stock issued during period shares acquisitions	50,000,000
Shares authorized			500,000,000				250,000,000
Share Exchange Agreement [Member]
Business and Business Presentation (Textual)
Equity method investment ownership percentage	100.00%